FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:
     or fiscal year ending: 12/31/98

Is this a transition report?  N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name:  RETIREMENT PLAN SERIES ACCOUNT OF GREAT-WEST LIFE &
                       ANNUITY INSURANCE COMPANY
  B.    File Number:  811-8762
  C.    Telephone Number:  3036893822

2.A. Street:  8515 EAST ORCHARD ROAD
  B.    City:  ENGLEWOOD
  C.    State  COLORADO
  D.    Zip Code:  80111
  E.    Foreign Country:

3.    Is this the first filing on this form by Registrant?  N

4.    Is this the last filing on this form by Registrant?  N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6. Is Registrant a unit investment trust (UIT)? Y (If yes, complete only 111 through 132)

111. - 126. [/]  No changes

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                            Number of         Total Assets              Total Income
                                              Series            ($000's                   Distributions
                                            Investing            omitted)               ($000's omitted)

A.    U.S. Treasury direct issue                              $                         $
B.    U.S. Government agency                                  $                         $
C.    State and municipal tax-free                            $                         $
D.    Public utility debt                                     $                         $
E.    Brokers or dealers debt or
          debt of brokers' or dealers' parent                 $                         $
F.    All other corporate intermed. &
          long-term debt                                      $                         $
G.    All other corporate short term debt                     $                         $
H.    Equity securities of brokers or
          dealers or parents of brokers or dealers            $                         $
I.    Investment company equity securities                    $                         $
J.    All other equity securities                             $65,378                   $
K.    Other securities                                        $   157                   $
L.    Total assets of all series of registrant                $65,535                   $


128.      - 130. [/]  No changes

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $114


Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Englewood          State of: Colorado          Date: February 18, 1999

Name of Registrant, Depositor, or Trustee: RETIREMENT PLAN SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


By:    /s/ Beverly A. Byrne                   Witness:  /s/ Susan R. Sellenberg
Beverly A. Byrne                                           Susan R. Sellenberg
Assistant Vice President and Associate Counsel                Legal Assistant I